Details of Significant Accounts (Details) - Schedule of Investing Activities with Partial Cash Payments - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Investing Activities with Partial Cash Payments [Abstract]
Purchase of property, plant and equipment	$ 8,284	$ 7,250
Add: Opening balance of payable on equipment	267	535
Add: Opening balance of prepayment for equipment	5,418	1,222
Less: Ending balance of payable on	(446)	(13)
Less: Ending balance of prepayment on equipment	(1,222)	(1,890)
Cash paid during the period	$ 12,301	$ 7,104